Segment reporting (Tables)	3 Months Ended
Mar. 31, 2018
Segment reporting
Schedule of segment reporting

	Three months ended March 31,
	2018		2017
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	1,375	3,677	1,693	2,837

Gross profit	429	1,838	353	1,228
Gross profit in %	31.2%	50.0%	20.9%	43.3%